CRYPTOCURRENCY ASSETS - Schedule of summarizes the units, cost basis, and fair value of Crypto assets (Details) $ in Thousands	Jun. 30, 2024 USD ($) item
CRYPTOCURRENCY ASSETS
Cost Basis	$ 14,415
Fair Value	$ 16,692
Bitcoin
CRYPTOCURRENCY ASSETS
Units | item	115
Cost Basis	$ 5,055
Fair Value	$ 7,047
Dogecoin
CRYPTOCURRENCY ASSETS
Units | item	34,838,101
Cost Basis	$ 5,260
Fair Value	$ 4,239
Ethereum
CRYPTOCURRENCY ASSETS
Units | item	1,062
Cost Basis	$ 2,076
Fair Value	$ 3,583
Litecoin
CRYPTOCURRENCY ASSETS
Units | item	9,899
Cost Basis	$ 833
Fair Value	$ 741
Ethereum Classic
CRYPTOCURRENCY ASSETS
Units | item	20,064
Cost Basis	$ 570
Fair Value	$ 463
USDT
CRYPTOCURRENCY ASSETS
Units | item	429,459
Cost Basis	$ 429
Fair Value	$ 429
USDC
CRYPTOCURRENCY ASSETS
Units | item	176,076
Cost Basis	$ 176
Fair Value	176
Other cryptocurrency assets
CRYPTOCURRENCY ASSETS
Cost Basis	16
Fair Value	$ 14